Parent company only condensed financial information - Schedule of Condensed Statements of Comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (137,533)	$ (21,582)	¥ (136,581)	¥ (100,896)
Loss from operations	(258,503)	(40,565)	(322,377)	(555,509)
Others, net	58,020	9,105	11,238	11,785
Loss before income tax	(204,676)	(32,118)	(313,429)	(538,624)
Net loss	(204,094)	(32,027)	(312,146)	(530,619)
Parent company
Operating expenses:
Operating expenses:	(22,424)	(3,519)	(37,874)	(17,705)
General and administrative expenses	(22,424)	(3,519)	(37,874)	(17,705)
Loss from operations	(22,424)	(3,519)	(37,874)	(17,705)
Loss from subsidiaries and V I E s	(178,242)	(27,970)	(272,791)	(440,647)
Others, net	881	138	6,518	6,592
Loss before income tax	(199,785)	(31,351)	(304,147)	(451,760)
Net loss	¥ (199,785)	$ (31,351)	¥ (304,147)	¥ (451,760)